UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23979
American Funds U.S. Small and Mid Cap Equity Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Gregory F. Niland
5300

Robin

Hood

Rd.
Norfolk,

VA

23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class A
| SMDEX
for the period ended February 28, 2025
This semi-annual shareholder report contains important information abo ut
American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-A
. You
c
an also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34 *	0.80% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months would
be higher.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-210-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class C
| SMDGX
for the period ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 34 *	0.80% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025.
Expenses
for the full 6 months would be higher.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net
assets
)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-210-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class T
| SMDHX
for the period ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/SMID
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 33 *	0.77% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months
would be higher.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-210-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class F-1
| SMDJX
for the period ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-F-1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 33 *	0.79% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-210-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class F-2
| SMDKX
for the period ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-F-2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 34 *	0.80% †
*
Based on operations for the period from
September
27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net
assets
)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-210-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class F-3
| SMDNX
for the period ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-F-3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 22 *	0.53% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will
be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-210-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class 529-A
| CMDDX
for the period ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-529-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 36 *	0.86% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025.
Expenses
for the full 6 months would be higher.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-210-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class 529-C
| CMDHX
for the period ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-529-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 36 *	0.86% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will
be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-210-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class 529-E
| CMDJX
for the period ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-529-E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 36 *	0.86% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-210-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class 529-T
| CMDKX
for the period ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/SMID
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 35 *	0.83% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-210-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class 529-F-1
| CMDLX
for the period ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-529-F-1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 36 *	0.84% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.
Key fund
statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-210-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class 529-F-2
| CMDNX
for the period ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-529-F-2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 36 *	0.86% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-210-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class 529-F-3
| CMDOX
for the period ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-529-F-3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 25 *	0.59% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-210-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class R-1
| RMDDX
for the period ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-R-1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 22 *	0.53% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-210-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class R-2
| RMDEX
for the period ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-R-2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 29 *	0.68% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-210-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class R-2E
| RMDGX
for the period ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-R-2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 25 *	0.60% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-210-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class R-3
| RMDHX
for the period ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-R-3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 24 *	0.56% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-210-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class R-4
| RMDJX
for the period ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-R-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 22 *	0.53% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-210-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class R-5E
| RMDKX
for the period ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-R-5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 24 *	0.56% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025.
Expenses
for the full 6 months would be higher.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-210-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class R-5
| RMDLX
for the period ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-R-5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 22 *	0.53% †
*
Based on operations for the period from September 27, 2024 to
February
28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-210-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class R-6
| RMDMX
for the period ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-R-6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 21 *	0.50% †
*
Based on operations for the period from
Septemb
er 27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%
Portfolio holdings by s
ec
tor
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shar
eho
lders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-210-0425 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® U.S. Small and Mid Cap Equity Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the period September 27, 2024 to February 28, 2025
Lit. No. MFGEFP2-210-0425 © 2025 Capital Group. All rights reserved.

Investment portfolio February 28, 2025unaudited

Common stocks 96.41%		Shares	Value (000)
Financials 22.72%
	Discover Financial Services	3,882	$758
	Brown & Brown, Inc.	5,974	708
	Victory Capital Holdings, Inc., Class A	7,476	479
	RenaissanceRe Holdings, Ltd.	1,872	445
	Citizens Financial Group, Inc.	8,788	402
	Fifth Third Bancorp	8,346	363
	LPL Financial Holdings, Inc.	913	339
	TPG, Inc., Class A	5,968	329
	Hamilton Lane, Inc., Class A	2,029	317
	Arthur J. Gallagher & Co.	909	307
	StepStone Group, Inc., Class A	4,509	271
	Affirm Holdings, Inc., Class A1	3,583	230
	Radian Group, Inc.	5,338	176
	Ameriprise Financial, Inc.	271	146
	Tradeweb Markets, Inc., Class A	1,050	142
	Artisan Partners Asset Management, Inc., Class A	2,879	122
	Comerica, Inc.	1,311	84
	Kinsale Capital Group, Inc.	155	67
	Block, Inc., Class A1	892	58
			5,743

Consumer discretionary 17.88%
	YUM! Brands, Inc.	4,059	635
	Hilton Worldwide Holdings, Inc.	1,696	449
	LKQ Corp.	9,854	416
	Aptiv Holdings, Ltd.[1]	5,291	345
	lululemon athletica, Inc.[1]	939	343
	Vail Resorts, Inc.	1,409	224
	Bright Horizons Family Solutions, Inc.[1]	1,659	215
	Flutter Entertainment PLC[1]	684	192
	Williams-Sonoma, Inc.	812	158
	General Motors Co.	3,123	153
	Polaris, Inc.	3,141	141
	Murphy USA, Inc.	295	138
	Darden Restaurants, Inc.	654	131
	Caesars Entertainment, Inc.[1]	3,287	109
	Five Below, Inc.[1]	1,221	106
	Texas Roadhouse, Inc.	550	101
	TopBuild Corp.[1]	327	100
	Chewy, Inc., Class A1	2,465	92
	Royal Caribbean Cruises, Ltd.	309	76
	Cavco Industries, Inc.[1]	133	70
	CAVA Group, Inc.[1]	658	63
	Champion Homes, Inc.[1]	605	62
	Floor & Decor Holdings, Inc., Class A1	620	60
	AutoZone, Inc.[1]	16	56
	Etsy, Inc.[1]	909	47
	Advance Auto Parts, Inc.	1,024	38
			4,520

Industrials 17.21%
	XPO, Inc.[1]	3,775	464
	Ingersoll-Rand, Inc.	4,651	394
	Karman Holdings, Inc.[1]	11,700	369
	Crane Co.	2,147	350
	United Rentals, Inc.	517	332
	FTI Consulting, Inc.[1]	1,710	283
	Kadant, Inc.	646	242
	AGCO Corp.	2,407	233
	Generac Holdings, Inc.[1]	1,460	199
	SiteOne Landscape Supply, Inc.[1]	1,421	180
	Comfort Systems USA, Inc.	485	176
	Copart, Inc.[1]	2,708	148
	APi Group Corp.[1]	3,444	135
	Applied Industrial Technologies, Inc.	523	131

1	American Funds U.S. Small and Mid Cap Equity Fund

Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Alight, Inc., Class A	17,703	$121
	Regal Rexnord Corp.	859	111
	HEICO Corp.	308	82
	AMETEK, Inc.	420	80
	Graco, Inc.	892	78
	Booz Allen Hamilton Holding Corp., Class A	653	69
	L3Harris Technologies, Inc.	328	68
	CBIZ, Inc.[1]	698	55
	Fluor Corp.[1]	1,325	50
			4,350

Information technology 11.50%
	Ingram Micro Holding Corp.	21,491	463
	Flex, Ltd.[1]	8,715	330
	Insight Enterprises, Inc.[1]	1,910	294
	Keysight Technologies, Inc.[1]	1,430	228
	EPAM Systems, Inc.[1]	918	189
	Procore Technologies, Inc.[1]	2,414	185
	Vontier Corp.	4,540	170
	Cloudflare, Inc., Class A1	923	134
	Pure Storage, Inc., Class A1	2,178	114
	TD SYNNEX Corp.	807	111
	Fabrinet, non-registered shares[1]	517	104
	Ciena Corp.[1]	1,122	89
	CDW Corp.	473	84
	Dynatrace, Inc.[1]	1,364	78
	ServiceTitan, Inc., Class A1	800	76
	Aurora Innovation, Inc., Class A1	10,057	73
	RingCentral, Inc., Class A1	2,252	64
	MongoDB, Inc., Class A1	237	64
	Okta, Inc., Class A1	632	57
			2,907

Consumer staples 7.64%
	US Foods Holding Corp.[1]	7,622	546
	Monster Beverage Corp.[1]	7,123	389
	Dollar General Corp.	4,262	316
	e.l.f. Beauty, Inc.[1,2]	2,390	168
	Kimberly-Clark Corp.	1,133	161
	Caseys General Stores, Inc.	323	134
	Constellation Brands, Inc., Class A	595	105
	Maplebear, Inc.[1]	1,929	79
	Bunge Global SA	445	33
			1,931

Health care 6.94%
	Illumina, Inc.[1]	2,059	183
	Medpace Holdings, Inc.[1]	522	171
	Align Technology, Inc.[1]	784	147
	Exact Sciences Corp.[1]	3,019	143
	Alnylam Pharmaceuticals, Inc.[1]	553	137
	Ionis Pharmaceuticals, Inc.[1]	4,087	136
	Molina Healthcare, Inc.[1]	399	120
	Halozyme Therapeutics, Inc.[1]	1,940	115
	Veeva Systems, Inc., Class A1	498	112
	DexCom, Inc.[1]	1,212	107
	Penumbra, Inc.[1]	348	99
	Cooper Companies, Inc.[1]	1,064	96
	Zimmer Biomet Holdings, Inc.	561	58
	Krystal Biotech, Inc.[1]	251	45
	Humana, Inc.	163	44
	agilon health, Inc.[1]	8,472	27
	NewAmsterdam Pharma Co. NV1	497	10
	GRAIL, Inc.[1,2]	93	3
			1,753

American Funds U.S. Small and Mid Cap Equity Fund	2

Common stocks (continued)		Shares	Value (000)

Real estate 3.59%
	Mid-America Apartment Communities, Inc. REIT	1,537	$258
	Essex Property Trust, Inc. REIT	632	197
	NNN REIT, Inc.	3,030	129
	Extra Space Storage, Inc. REIT	785	120
	Crown Castle, Inc. REIT	1,126	106
	Lineage, Inc. REIT	1,599	96
			906

Energy 3.26%
	Cheniere Energy, Inc.	1,392	318
	Diamondback Energy, Inc.	1,410	224
	Baker Hughes Co., Class A	3,856	172
	Viper Energy, Inc., Class A	1,735	81
	Weatherford International	466	29
			824

Materials 2.90%
	International Paper Co.	5,031	283
	ATI, Inc.[1]	3,035	177
	Albemarle Corp.	1,899	146
	Element Solutions, Inc.	4,834	126
			732

Communication services 2.32%
	ROBLOX Corp., Class A1	4,394	280
	Live Nation Entertainment, Inc.[1]	1,049	150
	Charter Communications, Inc., Class A1	219	80
	Take-Two Interactive Software, Inc.[1]	363	77
			587

Utilities 0.45%
	FirstEnergy Corp.	2,917	113
	Total common stocks (cost: $24,081,000)		24,366
Short-term securities 2.81%
Money market investments 2.80%
	Capital Group Central Cash Fund 4.37%[3,4]	7,091	709

Money market investments purchased with collateral from securities on loan 0.01%
	Fidelity Investments Money Market Government Portfolio, Class I 4.24%[3,5]	398	1
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.29%[3,5]	1,269	1
	Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.29%[3,5]	435	1
	BlackRock Liquidity Funds – FedFund, Institutional Shares 4.25%[3,5]	362	— [6]
	Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.23%[3,5]	398	— [6]
	Goldman Sachs Financial Square Government Fund, Institutional Shares 4.24%[3,5]	290	— [6]
	RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.28%[3,5]	145	— [6]
	State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31%[3,5]	326	— [6]
			3
	Total short-term securities (cost: $713,000)		712
	Total investment securities 99.22% (cost: $24,794,000)		25,078
	Other assets less liabilities 0.78%		196
	Net assets 100.00%		$25,274

3	American Funds U.S. Small and Mid Cap Equity Fund

Investments in affiliates4

	Value at 9/27/2024 [7] (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2025 (000)	Dividend or interest income (000)
Short-term securities 2.80%
Money market investments 2.80%
Capital Group Central Cash Fund 4.37% [3]	$—	$3,098	$2,389	$— [6]	$— [6]	$709	$11

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $154,000, which represented .61% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Rate represents the seven-day yield at 2/28/2025.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Amount less than one thousand.
[7]	Commencement of operations.

Key to abbreviation(s)
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds U.S. Small and Mid Cap Equity Fund	4

Financial statements
Statement of assets and liabilities at February 28, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $154 of investment securities on loan):
Unaffiliated issuers (cost: $24,085)	$24,369
Affiliated issuers (cost: $709)	709	$25,078
Cash		166
Receivables for:
Dividends	23
Securities lending income	— *
Due from related parties	26	49
		25,293
Liabilities:
Collateral for securities on loan		3
Payables for:
Purchases of investments	6
Investment advisory services	9
Services provided by related parties	1
Other	— *	16
Commitments and contingencies†
Net assets at February 28, 2025		$25,274
Net assets consist of:
Capital paid in on shares of beneficial interest		$25,100
Total distributable earnings (accumulated loss)		174
Net assets at February 28, 2025		$25,274
*
Amount less than one thousand.
†
Refer to Note 7 for further information on expense recoupment.

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,510 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$10	1	$10.06
Class C	10	1	10.06
Class T	10	1	10.06
Class F-1	10	1	10.06
Class F-2	10	1	10.06
Class F-3	10	1	10.07
Class 529-A	10	1	10.06
Class 529-C	10	1	10.06
Class 529-E	10	1	10.06
Class 529-T	10	1	10.06
Class 529-F-1	10	1	10.06
Class 529-F-2	10	1	10.06
Class 529-F-3	11	1	10.07
Class R-1	10	1	10.07
Class R-2	10	1	10.07
Class R-2E	10	1	10.07
Class R-3	10	1	10.07
Class R-4	10	1	10.07
Class R-5E	10	1	10.07
Class R-5	10	1	10.07
Class R-6	25,073	2,490	10.07

Refer to the notes to financial statements.

5	American Funds U.S. Small and Mid Cap Equity Fund

Financial statements (continued)
Statement of operations for the period September 27, 20241 to February 28, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (includes $11 from affiliates)	$128
Interest from unaffiliated issuers	2
Securities lending income (net of fees)	— [2]	$130
Fees and expenses[3]:
Investment advisory services	49
Transfer agent services	— [2]
Administrative services	3
529 plan services	— [2]
Registration statement and prospectus	34
Auditing and legal	— [2]
Custodian	— [2]
Insurance	10
Other	— [2]
Total fees and expenses before reimbursement	96
Less reimbursement of fees and expenses:
Miscellaneous fee reimbursement	41
Total fees and expenses after reimbursement		55
Net investment income		75
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(128)
Affiliated issuers	— [2]	(128)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	284
Affiliated issuers	— [2]	284
Net realized gain (loss) and unrealized appreciation (depreciation)		156
Net increase (decrease) in net assets resulting from operations		$231
Statement of changes in net assets for the period September 27, 20241 to February 28, 2025

(dollars in thousands)
Operations:
Net investment income	$75
Net realized gain (loss)	(128)
Net unrealized appreciation (depreciation)	284
Net increase (decrease) in net assets resulting from operations	231
Distributions paid to shareholders	(57)
Net capital share transactions	25,100
Total increase (decrease) in net assets	25,274
Net assets:
Beginning of period	—
End of period	$25,274
1
Commencement of operations.
2
Amount less than one thousand.
3
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

American Funds U.S. Small and Mid Cap Equity Fund	6

Notes to financial statementsunaudited
1. Organization

American Funds U.S. Small and Mid Cap Equity Fund (the "fund") was organized on May 1, 2024 as a Delaware statutory trust. The fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, nondiversified management investment company. The fund seeks to provide capital appreciation.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the fund early adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the

7	American Funds U.S. Small and Mid Cap Equity Fund

securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

American Funds U.S. Small and Mid Cap Equity Fund	8

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of February 28, 2025, all of the fund’s investments were classified as Level 1.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

9	American Funds U.S. Small and Mid Cap Equity Fund

Investing in small and mid-capitalization companies — Investing in small and mid-capitalization companies may pose additional risks. For example, it is often more difficult to value or dispose of smaller company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. To the extent that the fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of February 28, 2025, the total value of securities on loan was $154,000, and the total value of collateral received was $156,000. Collateral received includes cash of $3,000 and U.S. government securities of $153,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

American Funds U.S. Small and Mid Cap Equity Fund	10

As of and during the period ended February 28, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
As of February 28, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$2,013
Gross unrealized depreciation on investments	(1,737)
Net unrealized appreciation (depreciation) on investments	276
Cost of investments	24,802
Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):
For the period September 27,2024*
Share class	to February 28, 2025
Class A	$— †
Class C	— †
Class T	— †
Class F-1	— †
Class F-2	— †
Class F-3	— †
Class 529-A	— †
Class 529-C	— †
Class 529-E	— †
Class 529-T	— †
Class 529-F-1	— †
Class 529-F-2	— †
Class 529-F-3	— †
Class R-1	— †
Class R-2	— †
Class R-2E	— †
Class R-3	— †
Class R-4	— †
Class R-5E	— †
Class R-5	— †
Class R-6	57
Total	$57
*
Commencement of operations.
†
Amount less than one thousand.

11	American Funds U.S. Small and Mid Cap Equity Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.450% of daily net assets. For the period September 27, 2024, commencement of operations, to February 28, 2025, the investment advisory services fees were $49,000, which were equivalent to an annualized rate of 0.450% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

American Funds U.S. Small and Mid Cap Equity Fund	12

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the period September 27, 2024, commencement of operations, to February 28, 2025, the 529 plan services fees were less than $1,000, which were equivalent to 0.058% of the average daily net assets of each 529 share class.
For the period September 27, 2024, commencement of operations, to February 28, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$—	$— *	$— *	Not applicable
Class C	—	— *	— *	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	—	— *	— *	Not applicable
Class F-2	Not applicable	— *	— *	Not applicable
Class F-3	Not applicable	— *	— *	Not applicable
Class 529-A	—	— *	— *	$— *
Class 529-C	—	— *	— *	— *
Class 529-E	—	— *	— *	— *
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	— *	— *	— *
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	—	— *	— *	Not applicable
Class R-2	—	— *	— *	Not applicable
Class R-2E	—	— *	— *	Not applicable
Class R-3	—	— *	— *	Not applicable
Class R-4	—	— *	— *	Not applicable
Class R-5E	Not applicable	— *	— *	Not applicable
Class R-5	Not applicable	— *	— *	Not applicable
Class R-6	Not applicable	— *	3	Not applicable

Total class-specific expenses	$—	$— *	$3	$— *
*
Amount less than one thousand.
Miscellaneous fee reimbursement — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund during its startup period. For the period ended February 28, 2025, total fees and expenses reimbursed by CRMC were $41,000. CRMC may recoup all or a portion of this reimbursement by the end of the current fiscal year. This reimbursement may be adjusted or discontinued, subject to any restrictions in the fund’s prospectus. Fees and expenses in the statement of operations are presented gross of any reimbursement from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred), if any.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market

13	American Funds U.S. Small and Mid Cap Equity Fund

price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the period September 27, 2024, commencement of operations, to February 28, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the period September 27, 2024, commencement of operations, to February 28, 2025.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period September 27, 2024[2] to February 28, 2025
Class A	$10	1	$—	—	$—	—	$10	1
Class C	10	1	—	—	—	—	10	1
Class T	10	1	—	—	—	—	10	1
Class F-1	10	1	—	—	—	—	10	1
Class F-2	10	1	—	—	—	—	10	1
Class F-3	10	1	—	—	—	—	10	1
Class 529-A	10	1	— [3]	— [3]	—	—	10	1
Class 529-C	10	1	— [3]	— [3]	—	—	10	1
Class 529-E	10	1	— [3]	— [3]	—	—	10	1
Class 529-T	10	1	— [3]	— [3]	—	—	10	1
Class 529-F-1	10	1	— [3]	— [3]	—	—	10	1
Class 529-F-2	10	1	— [3]	— [3]	—	—	10	1
Class 529-F-3	10	1	— [3]	— [3]	—	—	10	1
Class R-1	10	1	—	—	—	—	10	1
Class R-2	10	1	—	—	—	—	10	1
Class R-2E	10	1	—	—	—	—	10	1
Class R-3	10	1	—	—	—	—	10	1
Class R-4	10	1	—	—	—	—	10	1
Class R-5E	10	1	—	—	—	—	10	1
Class R-5	10	1	—	—	—	—	10	1
Class R-6	24,900	2,490	—	—	—	—	24,900	2,490
Total net increase (decrease)	$25,100	2,510	$—	—	$—	—	$25,100	2,510
1
Includes exchanges between share classes of the fund.
2
Commencement of operations.
3
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $27,829,000 and $3,618,000, respectively, during the period September 27, 2024, commencement of operations, to February 28, 2025.

American Funds U.S. Small and Mid Cap Equity Fund	14

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursement[4]	Ratio of expenses to average net assets after reimbursement[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
2/28/2025[5,6,7]	$10.00	$.02	$.06	$.08	$(.02 )	$—	$(.02 )	$10.06	.75%[8,9]	$— [10]	1.18%[9,11]	.80%[9,11]	.39%[9,11]
Class C:
2/28/2025[5,6,7]	10.00	.02	.06	.08	(.02 )	—	(.02 )	10.06	.75 [8,9]	— [10]	1.18 [9,11]	.80 [9,11]	.39 [9,11]
Class T:
2/28/2025[5,6,7]	10.00	.02	.06	.08	(.02 )	—	(.02 )	10.06	.77 [8,9]	— [10]	1.15 [9,11]	.77 [9,11]	.42 [9,11]
Class F-1:
2/28/2025[5,6,7]	10.00	.02	.06	.08	(.02 )	—	(.02 )	10.06	.75 [8,9]	— [10]	1.16 [9,11]	.79 [9,11]	.41 [9,11]
Class F-2:
2/28/2025[5,6,7]	10.00	.02	.06	.08	(.02 )	—	(.02 )	10.06	.75 [8,9]	— [10]	1.18 [9,11]	.80 [9,11]	.39 [9,11]
Class F-3:
2/28/2025[5,6,7]	10.00	.03	.06	.09	(.02 )	—	(.02 )	10.07	.82 [8,9]	— [10]	.91 [9,11]	.53 [9,11]	.66 [9,11]
Class 529-A:
2/28/2025[5,6,7]	10.00	.01	.06	.07	(.01 )	—	(.01 )	10.06	.74 [8,9]	— [10]	1.24 [9,11]	.86 [9,11]	.34 [9,11]
Refer to the end of the table for footnotes.

15	American Funds U.S. Small and Mid Cap Equity Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursement[4]	Ratio of expenses to average net assets after reimbursement[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
2/28/2025[5,6,7]	$10.00	$.01	$.06	$.07	$(.01 )	$—	$(.01 )	$10.06	.74%[8,9]	$— [10]	1.24%[9,11]	.86%[9,11]	.34%[9,11]
Class 529-E:
2/28/2025[5,6,7]	10.00	.01	.06	.07	(.01 )	—	(.01 )	10.06	.74 [8,9]	— [10]	1.24 [9,11]	.86 [9,11]	.34 [9,11]
Class 529-T:
2/28/2025[5,6,7]	10.00	.02	.06	.08	(.02 )	—	(.02 )	10.06	.75 [8,9]	— [10]	1.21 [9,11]	.83 [9,11]	.37 [9,11]
Class 529-F-1:
2/28/2025[5,6,7]	10.00	.02	.05	.07	(.01 )	—	(.01 )	10.06	.74 [8,9]	— [10]	1.22 [9,11]	.84 [9,11]	.35 [9,11]
Class 529-F-2:
2/28/2025[5,6,7]	10.00	.01	.06	.07	(.01 )	—	(.01 )	10.06	.74 [8,9]	— [10]	1.24 [9,11]	.86 [9,11]	.34 [9,11]
Class 529-F-3:
2/28/2025[5,6,7]	10.00	.03	.06	.09	(.02 )	—	(.02 )	10.07	.81 [8,9]	— [10]	.97 [9,11]	.59 [9,11]	.61 [9,11]
Class R-1:
2/28/2025[5,6,7]	10.00	.03	.06	.09	(.02 )	—	(.02 )	10.07	.82 [8,9]	— [10]	.91 [9,11]	.53 [9,11]	.67 [9,11]
Refer to the end of the table for footnotes.

American Funds U.S. Small and Mid Cap Equity Fund	16

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursement[4]	Ratio of expenses to average net assets after reimbursement[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
2/28/2025[5,6,7]	$10.00	$.02	$.07	$.09	$(.02 )	$—	$(.02 )	$10.07	.75%[8,9]	$— [10]	1.06%[9,11]	.68%[9,11]	.52%[9,11]
Class R-2E:
2/28/2025[5,6,7]	10.00	.03	.06	.09	(.02 )	—	(.02 )	10.07	.79 [8,9]	— [10]	.98 [9,11]	.60 [9,11]	.59 [9,11]
Class R-3:
2/28/2025[5,6,7]	10.00	.03	.06	.09	(.02 )	—	(.02 )	10.07	.81 [8,9]	— [10]	.94 [9,11]	.56 [9,11]	.64 [9,11]
Class R-4:
2/28/2025[5,6,7]	10.00	.03	.06	.09	(.02 )	—	(.02 )	10.07	.81 [8,9]	— [10]	.91 [9,11]	.53 [9,11]	.66 [9,11]
Class R-5E:
2/28/2025[5,6,7]	10.00	.03	.06	.09	(.02 )	—	(.02 )	10.07	.81 [8,9]	— [10]	.94 [9,11]	.56 [9,11]	.64 [9,11]
Class R-5:
2/28/2025[5,6,7]	10.00	.03	.06	.09	(.02 )	—	(.02 )	10.07	.82 [8,9]	— [10]	.91 [9,11]	.53 [9,11]	.67 [9,11]
Class R-6:
2/28/2025[5,6,7]	10.00	.03	.06	.09	(.02 )	—	(.02 )	10.07	.83 [8,9]	25	.88 [9,11]	.50 [9,11]	.69 [9,11]

Period ended February 28, 2025[6,7,8]
Portfolio turnover rate for all share classes	15%

[1]	Based on average units outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	For the period September 27, 2024, commencement of operations, through February 28, 2025.
[7]	Unaudited.
[8]	Not annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Annualized.
Refer to the notes to financial statements.

17	American Funds U.S. Small and Mid Cap Equity Fund

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

American Funds U.S. Small and Mid Cap Equity Fund	18

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an initial term through January 31, 2026. The board and the committee determined in the exercise of their business judgment that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets will be managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services to be provided by CRMC to the fund under the agreement and other agreements. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services to be provided by CRMC should benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the manner in which CRMC proposed to manage investment results of the fund in light of its objective. They also considered the proposed investment policies and restrictions on the fund, and CRMC’s experience in managing similar funds. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that CRMC’s record indicated that its management should benefit the fund and its shareholders. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results and related benchmarks.
3. Advisory fees and total expenses
The board and the committee reviewed the proposed advisory fee schedule of the fund compared to those of other relevant funds and noted CRMC’s agreement to establish the initial rate assuming fund assets of a reasonable size. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services that CRMC proposed to provide, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.
4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s proposed relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that, since 2019, CRMC has borne the cost of third-party research. The board and the committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements, with all such amounts reimbursed to the fund by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

19	American Funds U.S. Small and Mid Cap Equity Fund

5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the estimated profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s proposed advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds U.S. Small and Mid Cap Equity Fund	20

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds U.S. Small and Mid Cap Equity Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: April 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: April 30, 2025

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: April 30, 2025